Earnings Per Share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Earnings Per Share [Abstract]
Net income	$ 47,729,784	$ 7,602,568
Comprehensive income	$ 47,729,784	$ 7,602,568
Weighted average number of common shares outstanding, basic (in shares)	94,610,088	73,384,422
Earnings per common share, basic (in dollars per share)	$ 0.50	$ 0.10
Plus: Dilutive effect of warrants (in shares)	0	2,818,587
Weighted average number of common shares outstanding, diluted (in shares)	94,610,088	76,203,009
Earnings per common share, diluted (in dollars per share)	$ 0.50	$ 0.10
Class A Warrants [Member]
Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of diluted earnings per share	62,344
Private Placement Warrants [Member]
Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of diluted earnings per share	67,864